Regulatory Matters (Capital Adequacy Ratios of MHFG MHBK and MHTB) (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer	0.625%	0.625%
Additional loss absorbency requirements for G-SIBs and D-SIBs	0.25%	0.25%